Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 581,331		$ 0
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	400,000	$ 700,000
Revenue, Remaining Performance Obligation, Amount	3,609,278		0
Receivables net current	$ 2,800,000		$ 500,000